Retail Class | ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC
ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND
INVESTMENT OBJECTIVE
The Fund's investment objective is to generate current income consistent with preservation of capital.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least  $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs on page 37 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 108 of the Funds' SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC (Retail Class) Retail Class ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC (USD $)	CLASS A	CLASS B		CLASS C		ADVISOR CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	4.00%	[1]	1.00%	[2]	none
Exchange Fee	none	none		none		none
[1]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00%annually to 0% after the fourth year.
[2]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC (Retail Class) Retail Class ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC		CLASS A	CLASS B	CLASS C	ADVISOR CLASS
Management Fees		0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%	none
Transfer Agent		0.12%	0.17%	0.13%	0.12%
Other Expenses		0.63%	0.63%	0.63%	0.61%
Total Other Expenses		0.75%	0.80%	0.76%	0.73%
Total Annual Fund Operating Expenses		1.55%	2.30%	2.26%	1.23%
Fee Waiver and/or Expense Reimbursement	[1]	(0.65%)	(0.70%)	(0.66%)	(0.63%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.90%	1.60%	1.60%	0.60%
[1]	The fee waiver and/or expense reimbursements will remain in effect until January 31, 2012 and will continue thereafter from year to year unless the Adviser provides notice of termination 60 days prior to the end of the Fund's fiscal year.

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC (Retail Class) Retail Class ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC (USD $)	CLASS A	CLASS B	CLASS C	ADVISOR CLASS
After 1 Year	513	563	263	61
After 3 Years	833	851	643	339
After 5 Years	1,175	1,167	1,150	637
After 10 Years	2,139	2,393	2,544	1,485

You would pay the following expenses if you did not redeem your shares at the end of period :
Expense Example, No Redemption - ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC (Retail Class) Retail Class ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC (USD $)	CLASS A	CLASS B	CLASS C	ADVISOR CLASS
After 1 Year	513	163	163	61
After 3 Years	833	651	643	339
After 5 Years	1,175	1,167	1,150	637
After 10 Years	2,139	2,393	2,544	1,485

PORTFOLIO TURNOVER

The Fund will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 54% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Fund employs a dynamic risk allocation, meaning that the Fund's risk profile may vary significantly over time based upon market conditions. The Fund invests in a portfolio of fixed-income securities of U.S. and non-U.S.companies, U.S. and non-U.S. government entities and supranational entities, including lower-rated securities. The Fund limits its investments in the securities of any one non-U.S. government to 25% of its total assets. The Fund may invest in debt securities with a range of maturities from short- to long-term.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings.

The Fund typically maintains at least 50% of its net assets in investment grade securities. The Fund may invest up to 50% of its net assets in below investment grade securities, such as corporate high yield fixed-income securities, sovereign debt obligations and fixed-income securities of issuers located in emerging markets.

The Fund may also invest in mortgage-related and other asset-backed securities, loan participations, inflation-protected securities, structured securities, variable, floating, and inverse floating rate instruments and preferred stock, and may use other investment techniques. The Fund may make short sales of securities or currencies or maintain a short position. The Fund may use borrowings or other leverage for investment purposes. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may invest, without limit, in derivatives, such as options, futures, forwards, or swap agreements.

PRINCIPAL RISKS

.  MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

.  BELOW INVESTMENT GRADE SECURITIES: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

.  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

.  LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of   changes in interest rates and any increase or decrease in the value of the Fund's investments.

.  PREPAYMENT RISK: The value of mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early payments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose the Fund to a lower rate of return upon reinvestment of principal. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, the Fund may not beable to realize the rate of return it expected.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

.  how the Fund's performance changed from year to year over ten years; and

.  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads.If sales loads were reflected, returns would be less than those shown.

During the period shown in the bar chart, the Fund's : BEST QUARTER WAS UP 8.57% IN THE 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -9.62% IN THE 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC (Retail Class) Retail Class ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC		1 Year	5 Years	10 Years
CLASS A	[1]	2.82%	2.61%	4.09%
CLASS A Return After Taxes on Distribution		1.87%	1.31%	2.26%
CLASS A Return After taxes on Distribution And Sale Of Fund Shares		1.82%	1.45%	2.36%
CLASS B		2.63%	2.78%	4.10%
CLASS C		5.64%	2.77%	3.80%
ADVISOR CLASS		7.83%	3.80%	4.85%
Barclays Capital Global Aggregate Index (U.S. hedged) (reflects no deduction for fees, expenses, or taxes)		4.61%	4.85%	5.20%
BofA Merrill Lynch 3-Month T-Bill Index		0.13%	2.43%	2.38%
[1]	After-tax Returns : -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios. -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Retirement Class | ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC
ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND
INVESTMENT OBJECTIVE
The Fund's investment objective is to generate current income consistent with preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC (Retirement Class) Retirement Class ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC (USD $)	CLASS A		CLASS R	CLASS K	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	none	none	none
Exchange Fee	none		none	none	none
[1]	In some cases, a 1%, 1-year CDSC may apply for Class A shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC (Retirement Class) Retirement Class ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC		CLASS A	CLASS R	CLASS K	CLASS I
Management Fees		0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.30%	0.50%	0.25%	none
Transfer Agent		0.12%	0.26%	0.19%	0.05%
Other Expenses		0.63%	0.62%	0.35%	0.63%
Total Other Expenses		0.75%	0.88%	0.54%	0.68%
Total Annual Fund Operating Expenses		1.55%	1.88%	1.29%	1.18%
Fee Waiver and/or Expense Reimbursement	[1]	(0.65%)	(0.78%)	(0.44%)	(0.58%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.90%	1.10%	0.85%	0.60%
[1]	The fee waiver and/or expense reimbursements will remain in effect until January 31, 2012 and will continue thereafter from year-to-year unless the Adviser provides notice of termination 60 days prior to the end of the Fund's fiscal year.

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be :

Expense Example - ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC (Retirement Class) Retirement Class ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC (USD $)	CLASS A	CLASS R	CLASS K	CLASS I
After 1 Year	92	112	87	61
After 3 Years	426	515	366	317
After 5 Years	783	944	665	593
After 10 Years	1,790	2,137	1,518	1,380

PORTFOLIO TURNOVER

The Fund will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 54% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Fund employs a dynamic risk allocation, meaning that the Fund's risk profile may vary significantly over time based upon market conditions. The Fund invests in a portfolio of fixed-income securities of U.S. and non-U.S.companies, U.S. and non-U.S. government entities and supranational entities, including lower-rated securities. The Fund limits its investments in the securities of any one non-U.S. government to 25% of its total assets. The Fund may invest in debt securities with a range of maturities from short- to long-term.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings.

The Fund typically maintains at least 50% of its net assets in investment grade securities. The Fund may invest up to 50% of its net assets in below investment grade securities, such as corporate high yield fixed-income securities, sovereign debt obligations and fixed-income securities of issuers located in emerging markets.

The Fund may also invest in mortgage-related and other asset-backed securities, loan participations, inflation-protected securities, structured securities,variable, floating, and inverse floating rate instruments and preferred stock, and may use other investment techniques. The Fund may make short sales of securities or currencies or maintain a short position. The Fund may use borrowings or other leverage for investment purposes. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may invest, without limit, in derivatives, such as options, futures, forwards, or swap agreements.

PRINCIPAL RISKS

.  MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

.  BELOW INVESTMENT GRADE SECURITIES: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

.  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

.  LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of theFund's investments.

.  PREPAYMENT RISK: The value of mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early payments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose the Fund to a lowerrate of return upon reinvestment of principal. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing :

.  how the Fund's performance changed from year to year over ten years; and

.  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Fund's past performance, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads.If sales loads were reflected, returns would be less than those shown.

During the period shown in the bar chart, the Fund's : BEST QUARTER WAS UP 8.57% IN THE 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -9.62% IN THE 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC (Retirement Class) Retirement Class ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC	1 Year	5 Years		10 Years		Inception Date
CLASS A	6.38%	3.49%	[1]	4.54%	[1]
CLASS R	7.28%	3.27%	[1]	4.31%	[1]	Mar 1, 2005
CLASS K	7.63%	3.59%	[1]	4.61%	[1]	Mar 1, 2005
CLASS I	7.76%	3.83%	[1]	4.86%	[1]	Mar 1, 2005
Barclays Capital Global Aggregate Index (U.S. hedged) (reflects no deduction for fees, expenses, or taxes)	4.61%	4.85%	[1]	5.20%	[1]
BofA Merrill Lynch 3-Month T-Bill Index	0.13%	2.43%	[1]	2.38%	[1]
[1]	Inception Dates for Class R, Class K and Class I shares: 3/1/05. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratio of Class K and Class I shares, respectively.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0001002718
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 31, 2011
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
Retail Class | ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.63%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.75%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.55%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
After 1 Year	rr_ExpenseExampleYear01	513
After 3 Years	rr_ExpenseExampleYear03	833
After 5 Years	rr_ExpenseExampleYear05	1,175
After 10 Years	rr_ExpenseExampleYear10	2,139
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	513
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	833
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,175
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,139
Annual Return 2001	rr_AnnualReturn2001	(2.81%)
Annual Return 2002	rr_AnnualReturn2002	5.04%
Annual Return 2003	rr_AnnualReturn2003	15.61%
Annual Return 2004	rr_AnnualReturn2004	6.13%
Annual Return 2005	rr_AnnualReturn2005	4.81%
Annual Return 2006	rr_AnnualReturn2006	4.46%
Annual Return 2007	rr_AnnualReturn2007	6.38%
Annual Return 2008	rr_AnnualReturn2008	(16.52%)
Annual Return 2009	rr_AnnualReturn2009	19.20%
Annual Return 2010	rr_AnnualReturn2010	7.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.62%)
1 Year	rr_AverageAnnualReturnYear01	2.82%	[2]
5 Years	rr_AverageAnnualReturnYear05	2.61%	[2]
10 Years	rr_AverageAnnualReturnYear10	4.09%	[2]
Retail Class | ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC | CLASS A | Return After Taxes on Distribution
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.87%
5 Years	rr_AverageAnnualReturnYear05	1.31%
10 Years	rr_AverageAnnualReturnYear10	2.26%
Retail Class | ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC | CLASS A | Return After taxes on Distribution And Sale Of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.82%
5 Years	rr_AverageAnnualReturnYear05	1.45%
10 Years	rr_AverageAnnualReturnYear10	2.36%
Retail Class | ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[3]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.17%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.63%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.80%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.30%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.60%
After 1 Year	rr_ExpenseExampleYear01	563
After 3 Years	rr_ExpenseExampleYear03	851
After 5 Years	rr_ExpenseExampleYear05	1,167
After 10 Years	rr_ExpenseExampleYear10	2,393
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	651
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,167
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,393
1 Year	rr_AverageAnnualReturnYear01	2.63%
5 Years	rr_AverageAnnualReturnYear05	2.78%
10 Years	rr_AverageAnnualReturnYear10	4.10%
Retail Class | ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.13%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.63%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.76%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.26%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.60%
After 1 Year	rr_ExpenseExampleYear01	263
After 3 Years	rr_ExpenseExampleYear03	643
After 5 Years	rr_ExpenseExampleYear05	1,150
After 10 Years	rr_ExpenseExampleYear10	2,544
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	643
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,150
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,544
1 Year	rr_AverageAnnualReturnYear01	5.64%
5 Years	rr_AverageAnnualReturnYear05	2.77%
10 Years	rr_AverageAnnualReturnYear10	3.80%
Retail Class | ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC | ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.61%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.73%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.23%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%
After 1 Year	rr_ExpenseExampleYear01	61
After 3 Years	rr_ExpenseExampleYear03	339
After 5 Years	rr_ExpenseExampleYear05	637
After 10 Years	rr_ExpenseExampleYear10	1,485
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	61
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	339
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	637
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,485
1 Year	rr_AverageAnnualReturnYear01	7.83%
5 Years	rr_AverageAnnualReturnYear05	3.80%
10 Years	rr_AverageAnnualReturnYear10	4.85%
Retail Class | ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to generate current income consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least  $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs on page 37 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 108 of the Funds' SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 54% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of period :
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a dynamic risk allocation, meaning that the Fund's risk profile may vary significantly over time based upon market conditions. The Fund invests in a portfolio of fixed-income securities of U.S. and non-U.S.companies, U.S. and non-U.S. government entities and supranational entities, including lower-rated securities. The Fund limits its investments in the securities of any one non-U.S. government to 25% of its total assets. The Fund may invest in debt securities with a range of maturities from short- to long-term.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings.

The Fund typically maintains at least 50% of its net assets in investment grade securities. The Fund may invest up to 50% of its net assets in below investment grade securities, such as corporate high yield fixed-income securities, sovereign debt obligations and fixed-income securities of issuers located in emerging markets.

The Fund may also invest in mortgage-related and other asset-backed securities, loan participations, inflation-protected securities, structured securities, variable, floating, and inverse floating rate instruments and preferred stock, and may use other investment techniques. The Fund may make short sales of securities or currencies or maintain a short position. The Fund may use borrowings or other leverage for investment purposes. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may invest, without limit, in derivatives, such as options, futures, forwards, or swap agreements.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

.  BELOW INVESTMENT GRADE SECURITIES: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

.  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

.  LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of   changes in interest rates and any increase or decrease in the value of the Fund's investments.

.  PREPAYMENT RISK: The value of mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early payments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose the Fund to a lower rate of return upon reinvestment of principal. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, the Fund may not beable to realize the rate of return it expected.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

.  how the Fund's performance changed from year to year over ten years; and

.  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

.  how the Fund's performance changed from year to year over ten years; and

.  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads.If sales loads were reflected, returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads.If sales loads were reflected, returns would be less than those shown
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Fund's : BEST QUARTER WAS UP 8.57% IN THE 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -9.62% IN THE 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax Returns : -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios.
Retail Class | ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC | Barclays Capital Global Aggregate Index (U.S. hedged) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.61%
5 Years	rr_AverageAnnualReturnYear05	4.85%
10 Years	rr_AverageAnnualReturnYear10	5.20%
Retail Class | ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC | BofA Merrill Lynch 3-Month T-Bill Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	2.43%
10 Years	rr_AverageAnnualReturnYear10	2.38%
Retirement Class | ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.63%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.75%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.55%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
After 1 Year	rr_ExpenseExampleYear01	92
After 3 Years	rr_ExpenseExampleYear03	426
After 5 Years	rr_ExpenseExampleYear05	783
After 10 Years	rr_ExpenseExampleYear10	1,790
Annual Return 2001	rr_AnnualReturn2001	(2.81%)
Annual Return 2002	rr_AnnualReturn2002	5.04%
Annual Return 2003	rr_AnnualReturn2003	15.61%
Annual Return 2004	rr_AnnualReturn2004	6.13%
Annual Return 2005	rr_AnnualReturn2005	4.81%
Annual Return 2006	rr_AnnualReturn2006	4.46%
Annual Return 2007	rr_AnnualReturn2007	6.38%
Annual Return 2008	rr_AnnualReturn2008	(16.52%)
Annual Return 2009	rr_AnnualReturn2009	19.20%
Annual Return 2010	rr_AnnualReturn2010	7.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.62%)
1 Year	rr_AverageAnnualReturnYear01	6.38%
5 Years	rr_AverageAnnualReturnYear05	3.49%	[7]
10 Years	rr_AverageAnnualReturnYear10	4.54%	[7]
Retirement Class | ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.26%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.62%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.88%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.88%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%
After 1 Year	rr_ExpenseExampleYear01	112
After 3 Years	rr_ExpenseExampleYear03	515
After 5 Years	rr_ExpenseExampleYear05	944
After 10 Years	rr_ExpenseExampleYear10	2,137
1 Year	rr_AverageAnnualReturnYear01	7.28%
5 Years	rr_AverageAnnualReturnYear05	3.27%	[7]
10 Years	rr_AverageAnnualReturnYear10	4.31%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005
Retirement Class | ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.19%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.29%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
After 1 Year	rr_ExpenseExampleYear01	87
After 3 Years	rr_ExpenseExampleYear03	366
After 5 Years	rr_ExpenseExampleYear05	665
After 10 Years	rr_ExpenseExampleYear10	1,518
1 Year	rr_AverageAnnualReturnYear01	7.63%
5 Years	rr_AverageAnnualReturnYear05	3.59%	[7]
10 Years	rr_AverageAnnualReturnYear10	4.61%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005
Retirement Class | ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.63%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.68%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.18%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%
After 1 Year	rr_ExpenseExampleYear01	61
After 3 Years	rr_ExpenseExampleYear03	317
After 5 Years	rr_ExpenseExampleYear05	593
After 10 Years	rr_ExpenseExampleYear10	1,380
1 Year	rr_AverageAnnualReturnYear01	7.76%
5 Years	rr_AverageAnnualReturnYear05	3.83%	[7]
10 Years	rr_AverageAnnualReturnYear10	4.86%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005
Retirement Class | ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to generate current income consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 54% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be :

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a dynamic risk allocation, meaning that the Fund's risk profile may vary significantly over time based upon market conditions. The Fund invests in a portfolio of fixed-income securities of U.S. and non-U.S.companies, U.S. and non-U.S. government entities and supranational entities, including lower-rated securities. The Fund limits its investments in the securities of any one non-U.S. government to 25% of its total assets. The Fund may invest in debt securities with a range of maturities from short- to long-term.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings.

The Fund typically maintains at least 50% of its net assets in investment grade securities. The Fund may invest up to 50% of its net assets in below investment grade securities, such as corporate high yield fixed-income securities, sovereign debt obligations and fixed-income securities of issuers located in emerging markets.

The Fund may also invest in mortgage-related and other asset-backed securities, loan participations, inflation-protected securities, structured securities,variable, floating, and inverse floating rate instruments and preferred stock, and may use other investment techniques. The Fund may make short sales of securities or currencies or maintain a short position. The Fund may use borrowings or other leverage for investment purposes. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may invest, without limit, in derivatives, such as options, futures, forwards, or swap agreements.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

.  BELOW INVESTMENT GRADE SECURITIES: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

.  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

.  LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of theFund's investments.

.  PREPAYMENT RISK: The value of mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early payments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose the Fund to a lowerrate of return upon reinvestment of principal. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing :

.  how the Fund's performance changed from year to year over ten years; and

.  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Fund's past performance, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

.  how the Fund's performance changed from year to year over ten years; and

.  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads.If sales loads were reflected, returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads.If sales loads were reflected, returns would be less than those shown
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Fund's : BEST QUARTER WAS UP 8.57% IN THE 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -9.62% IN THE 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Retirement Class | ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC | Barclays Capital Global Aggregate Index (U.S. hedged) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.61%
5 Years	rr_AverageAnnualReturnYear05	4.85%	[7]
10 Years	rr_AverageAnnualReturnYear10	5.20%	[7]
Retirement Class | ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC | BofA Merrill Lynch 3-Month T-Bill Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	2.43%	[7]
10 Years	rr_AverageAnnualReturnYear10	2.38%	[7]

[1]	The fee waiver and/or expense reimbursements will remain in effect until January 31, 2012 and will continue thereafter from year to year unless the Adviser provides notice of termination 60 days prior to the end of the Fund's fiscal year.
[2]	After-tax Returns : -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios. -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00%annually to 0% after the fourth year.
[4]	For Class C shares, the CDSC is 0% after the first year.
[5]	In some cases, a 1%, 1-year CDSC may apply for Class A shares.
[6]	The fee waiver and/or expense reimbursements will remain in effect until January 31, 2012 and will continue thereafter from year-to-year unless the Adviser provides notice of termination 60 days prior to the end of the Fund's fiscal year.
[7]	Inception Dates for Class R, Class K and Class I shares: 3/1/05. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratio of Class K and Class I shares, respectively.